Revenue - Sources of revenue (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	R 114,849	R 138,051	R 172,313
Total revenue	113,684	138,288	172,194
Pro Forma
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	118,075
Southern Africa (SA)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	84,736	89,507	113,512
United States (US)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	23,673	45,641	58,682
Europe (EU)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	3,024	3,140	0
Australia (AUS)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	2,251	0	0
Gold mining activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	30,257	18,812	29,533
Gold mining activities | Goods or services transferred at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	29,143	17,842	28,358
PGM mining activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Adjustments relating to provisional pricing	(836)	237	(119)
Total revenue	71,090	111,070	137,958
PGM mining activities | Goods or services transferred at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	66,275	84,359	102,099
Nickel refining activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	4,334	4,305	1,420
Nickel refining activities | Goods or services transferred at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	3,024	3,140	0
Zinc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Adjustments relating to provisional pricing	(329)	0	0
Total revenue	2,126	0	0
Zinc | Goods or services transferred at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	2,580	0	0
Recycling activities (US PGM) | Goods or services transferred at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	13,318	32,267	40,710
Stream | Streaming agreements (over time)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	509	338	625
Toll treatment arrangement (SA PGM) | Streaming agreements (over time)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	R 0	R 105	R 521